Shareholder Fees - Eaton Vance High Yield Municipal Income Fund - Class W	Jan. 31, 2021
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	none